Accumulated other comprehensive income (Details 2) (CHF)	Jun. 30, 2013		Dec. 31, 2012
Common shares issued
Common Stock, Shares, Issued, Beginning Balance	43,996,652		43,996,652
Common Stock, Shares, Issued, Ending Balance	43,996,652		43,996,652
Common shares outstanding	43,996,652	[1]	43,996,652	[1]
Par value (in CHF per share)	100.00		100.00

[1]	The Bank's total share capital is fully paid and consists of 43,996,652 registered shares with nominal value of CHF 100 per share. Each share is entitled to one vote. The Bank has no warrants on its own shares outstanding.